Property, Plant and Equipment, Net (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 332,077	$ 257,424	$ 289,103
Impairment loss